Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of Assumptions Used for Employees for the Measurement of Retirement Indemnity to Employees

As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2018, 2019 and 2020:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table
Probability of continued presence in the company at retirement age	On the basis of the DARES table

(1)	INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Salary growth rate - in 2021	5.80%	5.80%	3.00%
Salary growth rate - beyond	3.00%	3.00%	3.00%
Discount rate	1.53%	0.75%	0.50%

Summary of Changes in Present Value of Defined Benefit Obligation

The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation	As of
(in € thousands)	2020/12/31
Defined benefit obligation as of January 1, 2018	936
Current service cost	104
Interest cost on benefit obligation	14
Past service costs / amendment or settlement of plan	—
Actuarial losses on obligation	31
Past service costs	—
Defined benefit obligation as of December 31, 2018	1,085
Current service cost	138
Interest cost on benefit obligation	17
Past service costs / amendment or settlement of plan	—
Actuarial losses on obligation	168
Past service costs	—
Defined benefit obligation as of December 31, 2019	1,408
Current service cost	181
Interest cost on benefit obligation	11
Past service costs / amendment or settlement of plan	(255)
Actuarial losses / (gains) on obligation	(196)
Past service costs	—
Defined benefit obligation as of December 31, 2020	1,148

Summary of Sensitivity of the Retirement and Post-Employment Benefits to a Variation of the Discount Rate

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions	present value of
(in € thousands)	/ discount rate	the undertaking
	0.25%	(42)
	-0.25%	45